SHARE SUBSCRIPTIONS RECEIVED IN ADVANCE	12 Months Ended
Jun. 30, 2021
SHARE SUBSCRIPTIONS RECEIVED IN ADVANCE
21. SHARE SUBSCRIPTIONS RECEIVED IN ADVANCE
21.	SHARE SUBSCRIPTIONS RECEIVED IN ADVANCE

During the year ended June 30, 2021, the Company received a total of $647,296 in deposits related to a non- brokered private placement financing. On August 19, 2021, the Company closed the non-brokered private placement financing, pursuant to which the Company issued 3,379,379 units at a price of $0.30 per unit for gross proceeds of $1,013,814; of which $661,530 was received in cash and $352,284 was issued in settlement of outstanding fees and debt (Note 32).